Expense Example	Dec. 30, 2025 USD ($)
F/m Compoundr Ultrashort Treasury ETF | F/m Compoundr Ultrashort Treasury ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	109
F/m Compoundr Intermediate Treasury ETF | F/m Compoundr Intermediate Treasury ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
F/m Compoundr Long Treasury ETF | F/m Compoundr Long Treasury ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	$ 132